RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Loan portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	118,979,308	122,498,421
Loan portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	87,374	95,290
Loan portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	21,689,798	21,389,245
Loan portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,171,094	13,413,995
Loan portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	554,447	358,719
Loan portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	204,244	1,320,016
Loan portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,435,789	11,262,156
Loan portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,800,139	10,240,517
Loan portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,178,321	3,681,176
Loan portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,596,113	8,900,136
Loan portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,959,316	6,976,454
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Commercial lending portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	61,243,730	66,304,089
Commercial lending portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	87,323	95,043
Commercial lending portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,946,394	1,558,240
Commercial lending portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,088,980	13,157,554
Commercial lending portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	554,447	358,719
Commercial lending portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	203,654	1,117,748
Commercial lending portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,906,607	8,923,078
Commercial lending portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,773,682	10,201,495
Commercial lending portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,178,321	3,681,176
Commercial lending portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,414,726	3,345,798
Commercial lending portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,911,120	6,671,703
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Interbank and overnight funds [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,757,987	477,144
Interbank and overnight funds [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,529	227,911
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Loans to consumers [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,974,691	55,712,783
Loans to consumers [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	51	247
Loans to consumers [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	156,255	136,137
Loans to consumers [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	81,630	255,098
Loans to consumers [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	590	202,268
Loans to consumers [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,663	18,212
Loans to consumers [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,279	20,411
Loans to consumers [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,387	5,554,335
Loans to consumers [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,667	76,834
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Mortgages [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,786	804
Mortgages [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,587,117	19,694,826
Mortgages [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	110	862
Mortgages [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,516,519	2,320,866
Mortgages [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,178	18,366
Mortgages [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		3
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	560	757
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	$ 277,529	$ 267,720
Microcredit [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,114	3,601
Microcredit [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	32	42
Microcredit [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 374	481
Microcredit [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		245
Microcredit [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		$ 6